Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of Inventories [Line Items]
Inventories	$ 6,620,730	$ 112,035,992	$ 126,018,397
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories		51,455,826	60,838,241
Products in transit
Disclosure of Inventories [Line Items]
Inventories		25,510,618	25,345,696
Crude oil
Disclosure of Inventories [Line Items]
Inventories		28,428,427	32,971,427
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories		5,870,013	6,171,040
Materials in transit
Disclosure of Inventories [Line Items]
Inventories		610,928	393,964
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories		$ 160,180	$ 298,029